Income Taxes (Details) - Schedule of Provision for Income Taxes - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Tax jurisdictions from:
- Local – United States					$ 97,616	$ 15,600
- Foreign – Malaysia
Provision for income taxes		$ 11,500	$ 20,852	$ 34,500	$ 97,616	$ 15,600